Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Presentation [Abstract]
Schedule of foreign exchange rate
The exchange rates used to reflect the change in reporting currency were as follows:

CAD - USD exchange rate	Q1-20	Q2-20	Q3-20	Q4-20	Q4-19
Closing rate	0.7049	0.7338	0.7497	0.7854	0.7699
Average rate	0.7443	0.7221	0.7508	0.7676	n/a

Schedule of ownership interest	Our 50%-owned joint operations, Alberta Newsprint Company and Cariboo Pulp & Paper Company, are accounted for by recognizing our share of the assets, liabilities, revenues, and expenses related to these joint operations.